Income Tax (Details) - Schedule of Reconciliation of Tax Expense - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Tax Expense [Abstract]
Accounting loss before tax	¥ (65,799)	¥ (890,439)	¥ (58,582)
At China’s statutory income tax rate	(16,450)	(222,609)	(14,645)
Effect of lower tax rate (Note)	11,250	58,444	16,922
Loss attributable to a joint venture			123
Non-deductible expenses for tax purposes	1,212	3,260	824
Super deductions	(663)	(1,321)	(2,406)
Adjustments in respect of current tax of previous periods	6	149	(1,899)
Unrecognised tax losses	4,651	168,545	2,116
At the effective income tax rate of 0% (2022:-1%;2021: -2%)	6	6,468	1,035
Income tax expense reported in profit or loss	¥ 6	¥ 6,468	¥ 1,035